LEASE	12 Months Ended
Dec. 31, 2025
LEASE
LEASE

5.LEASE

The following table presents balances reported in the consolidated balance sheets related to the Group’s leases:

	As of December 31,
	2024	2025

	(HK$ in thousands)

Operating lease right-of-use assets	253,212	569,939
Operating lease liabilities	277,281	593,932

The following table presents operating lease expense reported in the consolidated statements of comprehensive income related to the Group’s leases:

	Year ended December 31,
	2023	2024	2025

	(HK$ in thousands)

Operating lease cost	122,333	140,062	181,431

The following table reconciles the undiscounted cash flows of the Group’s leases as of December 31, 2025 to the present value of its operating lease payments:

Amount
(HK$ in thousands)
For the year ending December 31,
2026	204,431
2027	161,391
2028	122,467
2029	52,834
2030	27,203
Thereafter	78,032
Total undiscounted operating lease payments	646,358
Less: imputed interest	(52,426)
Present value of operating lease liabilities	593,932